UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period:10/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2008 (Unaudited)

DWS Large Company Growth Fund

	Shares	Value ($)

Common Stocks 96.7%
Consumer Discretionary 8.7%
Hotels Restaurants & Leisure 2.8%
McDonald's Corp.	99,000	5,735,069
Multiline Retail 2.2%
Kohl's Corp.*	68,801	2,416,979
Target Corp.	48,800	1,957,856

		4,374,835
Specialty Retail 2.3%
GameStop Corp. "A"*	87,300	2,391,147
Staples, Inc.	116,200	2,257,766

		4,648,913

Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc. "B"	48,900	2,818,107
Consumer Staples 12.4%
Beverages 5.6%
Diageo PLC	280,136	4,287,458
PepsiCo, Inc.	123,940	7,065,820

		11,353,278
Food & Staples Retailing 3.2%
Shoppers Drug Mart Corp.	60,600	2,332,897
Wal-Mart Stores, Inc.	73,500	4,102,035

		6,434,932
Food Products 1.6%
Dean Foods Co.*	144,600	3,160,956
Household Products 2.0%
Colgate-Palmolive Co.	65,250	4,095,090
Energy 11.7%
Energy Equipment & Services 4.3%
Halliburton Co.	28,900	571,931
Noble Corp.	61,800	1,990,578
Schlumberger Ltd.	80,500	4,157,825
Transocean, Inc.*	22,357	1,840,652

		8,560,986
Oil, Gas & Consumable Fuels 7.4%
ConocoPhillips	38,590	2,007,452
Devon Energy Corp.	63,700	5,150,782
EOG Resources, Inc.	48,900	3,956,988
XTO Energy, Inc.	107,532	3,865,775

		14,980,997
Financials 3.3%
Capital Markets 1.3%
Charles Schwab Corp.	73,000	1,395,760
State Street Corp.	25,790	1,117,997

		2,513,757
Diversified Financial Services 0.8%
CME Group, Inc.	5,953	1,679,639
Insurance 1.2%
Aflac, Inc.	56,319	2,493,805
Health Care 20.9%
Biotechnology 6.2%
Celgene Corp.*	48,400	3,110,184
Genentech, Inc.*	33,800	2,803,372
Gilead Sciences, Inc.*	142,800	6,547,380

		12,460,936
Health Care Equipment & Supplies 7.0%
Baxter International, Inc.	95,900	5,800,991
C.R. Bard, Inc.	34,500	3,044,625
Hologic, Inc.*	55,300	676,872
Medtronic, Inc.	62,000	2,500,460
Zimmer Holdings, Inc.*	45,600	2,117,208

		14,140,156

Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.*	79,300	3,219,580
Pharmaceuticals 6.1%
Abbott Laboratories	108,300	5,972,745
Johnson & Johnson	104,706	6,422,666

		12,395,411
Industrials 9.6%
Aerospace & Defense 4.0%
Goodrich Corp.	81,700	2,986,952
Honeywell International, Inc.	89,600	2,728,320
United Technologies Corp.	44,300	2,434,728

		8,150,000
Electrical Equipment 1.5%
Emerson Electric Co.	89,800	2,939,154
Machinery 0.8%
Parker Hannifin Corp.	40,600	1,574,062
Road & Rail 3.3%
Canadian National Railway Co.	104,700	4,529,322
Norfolk Southern Corp.	37,200	2,229,768

		6,759,090
Information Technology 22.6%
Communications Equipment 3.7%
Cisco Systems, Inc.*	171,890	3,054,485
QUALCOMM, Inc.	112,600	4,308,076

		7,362,561
Computers & Peripherals 8.4%
Apple, Inc.*	51,400	5,530,126
EMC Corp.*	228,100	2,687,018
Hewlett-Packard Co.	103,500	3,961,980
International Business Machines Corp.	51,500	4,787,955

		16,967,079
Electronic Equipment, Instruments & Components 1.6%
Mettler-Toledo International, Inc.*	41,700	3,191,718
Internet Software & Services 1.7%
Google, Inc. "A"*	9,400	3,377,984
IT Services 3.0%
Accenture Ltd. "A"	117,000	3,866,850
Visa, Inc. "A"	39,400	2,180,790

		6,047,640
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	232,860	3,725,760
Software 2.4%
Adobe Systems, Inc.*	91,900	2,448,216
Microsoft Corp.	108,400	2,420,572

		4,868,788
Materials 6.6%
Chemicals 5.2%
Ecolab, Inc.	62,000	2,310,120
Monsanto Co.	50,800	4,520,184

Praxair, Inc.	56,300	3,667,945

		10,498,249
Metals & Mining 1.4%
Barrick Gold Corp.	79,000	1,794,880
Freeport-McMoRan Copper & Gold, Inc.	31,300	910,830

		2,705,710
Telecommunication Services 0.9%
Diversified Telecommunication Services
AT&T, Inc.	68,700	1,839,099

Total Common Stocks (Cost $180,338,465)		195,073,341
Cash Equivalents 4.3%
Cash Management QP Trust, 2.30% (a) (Cost $8,766,660)	8,766,660	8,766,660
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $189,105,125) †	101.0	203,840,001
Other Assets and Liabilities, Net	(1.0)	(2,071,350)

Net Assets	100.0	201,768,651

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $190,189,829. At October 31, 2008, net unrealized appreciation for all securities based on tax cost was $13,650,172. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,359,346 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,709,174.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 199,552,543
Level 2	4,287,458
Level 3	-
Total	$ 203,840,001

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Core Plus Allocation Fund, a series of DWS Equity Trust

DWS Large Company Growth Fund, a series of DWS Investment Trust

DWS Money Market Prime Series, a series of DWS Money Funds

DWS Target 2010 Fund, a series of DWS Target Fund

DWS Target 2011 Fund, a series of DWS Target Fund

DWS Target 2012 Fund, a series of DWS Target Fund

DWS Target 2013 Fund, a series of DWS Target Fund

DWS Target 2014 Fund, a series of DWS Target Fund

DWS Equity Income Fund, a series of DWS Value Equity Trust

DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 19, 2008